Fair value measurements	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Fair value measurements
21. Fair value measurements
(1) Definition of fair value hierarchy
In accordance with IFRS Accounting Standards, Toyota classifies fair value measurement into the following three levels based on the observability and significance of the inputs used.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Fair value measurement based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3:	Fair value measurement based on models using significant unobservable inputs for the assets or liabilities
(2) Method of fair value measurement
The fair value of assets and liabilities is determined using relevant market information and appropriate valuation methods.
The methods and assumptions for measuring the fair value of assets and liabilities are as follows:
(i) Cash and cash equivalents -
Cash equivalents include money market funds and other investments with original maturities of three months or less. In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to their short duration.

(ii) Trade accounts and other receivables and Trade accounts and other payables -
These receivables and payables are carried at amounts which approximate fair value due to their short duration.
(iii) Receivables related to financial services -
The fair value of receivables related to financial services is estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value.
As unobservable inputs are utilized, the fair value of receivables related to financial services is classified as Level 3.
(iv) Other financial assets -
(Public and corporate bonds)
Public and corporate bonds include government bonds. Japanese bonds and foreign bonds, including U.S., European and other bonds, represent 32% and 68% (as of March 31, 2025) and 41% and 59% (as of March 31, 2026) of public and corporate bonds, respectively. Toyota primarily uses quoted market prices for identical assets or valuation techniques using observable input to measure the fair value of these securities.
(Stocks)
Listed stocks on the Japanese stock markets represent 79% (as of March 31, 2025) and 78% (as of March 31, 2026) of stocks that Toyota holds. Toyota primarily uses quoted market prices for identical assets to measure fair value of these securities. Therefore, stocks with an active market are classified as Level 1.
Fair value of stocks with no active market is measured by using the market approach or other appropriate methods. Therefore, stocks with no active market are classified as Level 3.
Price book-value ratios (“PBR”) of comparable companies, discount ratios of the discounted cash flow valuation method and others are the significant unobservable inputs relating to the fair value measurement of stocks classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rises (declines) or the discount rate declines (rises). The estimated increase or decrease in the fair value of stocks if the unobservable inputs were to be replaced by other reasonable alternative assumptions is not significant.
These estimates are based on valuation methods that are considered appropriate in each case. The significant assumptions involved in the estimations include the financial condition and future prospects and trends of the investees and the outcome of the referenced transactions. Due to the uncertain nature of these assumptions or by using different assumptions and estimates, fair value may be materially impacted.
Shares classified as Level 3 are measured using quarterly available information in accordance with Toyota’s consolidated financial accounting policies and reported to the supervisors along with the basis of the change in fair value.
(Investment trusts)
Marketable investment trusts are measured using market prices. Therefore, marketable investment trusts are classified as Level 1. Other investment trusts are calculated based on the quoted price obtained from the financial institutions with which Toyota transact. Therefore, other investment trusts are classified as Level 2.

(v) Derivative financial instruments -
Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options primarily to manage its exposures to fluctuations in interest rates and foreign currency exchange rates. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified as Level 2. In other certain cases when market data are not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified as Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance
risk, using such as credit default probabilities.
(vi) Short-term and long-term debt -
The fair values of short-term and long-term debt including the current portion, except for certain secured loans provided by securitization transactions using special-purpose entities (“Loans Based on Securitization”), are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, the fair value of these debts is classified as Level 2.
The fair values of certain Loans Based on Securitization are primarily estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. In cases where these valuations utilize unobservable inputs, fair value of Loans Based on Securitization is classified as Level 3.

(3) Financial instruments measured at fair value on recurring basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	110,516	110,488	10,710	231,713
Stocks	—	—	46,215	46,215
Investment trusts	286,799	331,429	—	618,228
Interest rate and currency swap	—	395,588	—	395,588
Foreign exchange forward, option and other contracts	—	62,991	24,800	87,790

Total	397,315	900,495	81,724	1,379,534

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,487,174	4,571,862	19,401	9,078,437
Stocks	3,054,754	—	192,131	3,246,885
Other	10,947	—	—	10,947

Total	7,552,875	4,571,862	211,532	12,336,269

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Interest rate and currency swap	—	(303,670)	—	(303,670)
Foreign exchange forward, option and other contracts	—	(16,211)	—	(16,211)

Total	—	(319,881)	—	(319,881)
●

	Yen in millions
	March 31, 2026
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	123,344	132,079	12,200	267,623
Stocks	—	—	884,667	884,667
Investment trusts	352,452	295,737	—	648,189
Interest rate and currency swap	—	414,706	—	414,706
Foreign exchange forward, option and other contracts	—	12,947	51,795	64,741

Total	475,796	855,468	948,661	2,279,925

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds (Note 1)	4,449,366	3,084,093	19,447	7,552,906
Stocks (Note 2)	3,311,613	—	263,565	3,575,178
Other	9,855	—	—	9,855

Total	7,770,835	3,084,093	283,011	11,137,940

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Interest rate and currency swap	—	(300,486)	—	(300,486)
Foreign exchange forward, option and other contracts	—	(57,469)	—	(57,469)

Total	—	(357,955)	—	(357,955)

(Note 1) Includes 19,447 million yen of “Assets held for sale” recorded on the consolidated statement of financial position.
(Note 2) Includes 20,799 million yen of “Assets held for sale” recorded on the consolidated statement of financial position.
The gain (loss) on derivative transactions as of March 2024, 2025 and 2026 were ¥(267,190) million, ¥(80,831) million and ¥37,445 million, respectively. The amounts are included in cost of financial services, foreign exchange gain (loss), net, other finance income and other finance costs.

(4) Changes in financial instruments classified as Level 3 and measured at fair value on
a
recurring basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2025 and 2026:

	Yen in millions
	For the year ended March 31, 202 5
	Public and corporate bonds	Stocks	Foreign exchange forward, option and other contracts	Total
Balance at beginning of year	31,170	401,089	—	432,259
Total gains (losses)
Net income (loss)	(8)	(87,665)	24,800	(62,873)
Other comprehensive income (loss)	—	(40,717)	—	(40,717)
Purchases and issuances	9,572	36,330	—	45,902
Sales and settlements	(9,210)	(1,035)	—	(10,245)
Transfer to (from) Level 3	(3,125)	(77,884)	—	(81,009)
Others	1,711	8,228	—	9,939

Balance at end of year	30,111	238,346	24,800	293,257

Unrealized gains or losses included in profit or loss on assets held at March 31	(76)	(87,665)	—	(87,741)

Total	(76)	(87,665)	—	(87,741)

	Yen in millions
	For the year ended March 31, 2026
	Public and corporate bonds	Stocks	Foreign exchange forward, option and other contracts	Total
Balance at beginning of year	30,111	238,346	24,800	293,257
Total gains (losses)
Net income (loss)	35	8,074	25,277	33,386
Other comprehensive income (loss)	—	17,978	—	17,978
Purchases and issuances	9,692	857,263	—	866,955
Sales and settlements	(7,399)	(4,801)	—	(12,200)
Transfer to (from) Level 3	(1,452)	—	—	(1,452)
Others	659	31,371	1,718	33,749

Balance at end of year (Note)	31,646	1,148,232	51,795	1,231,673

Unrealized gains or losses included in profit or loss on assets held at March 31	25	8,074	25,277	33,376

Total	25	8,074	25,277	33,376

(Note) Includes 21,322 million yen of “Assets held for sale” recorded on the consolidated statement of financial position.

Net income (loss) in public and corporate bonds, stocks and derivative financial instruments, other than transactions related to financial services, are each included in “Other finance income” and “Other finance costs” in the accompanying consolidated statement of income. Transactions related to financial services are included in each of “Sales revenues - Financial services” and “Cost of financial services” in the consolidated statement of income.
In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities.
“Others” includes foreign currency translation adjustments for the years ended March 31, 2025 and 2026.
Transfer from Level 3 of stocks recognized in the year ended March 31, 2025 is due to the listing of investees.
(5) Financial assets and liabilities measured at amortized cost
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2025
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	33,625,035	—	—	34,004,152	34,004,152
Interest-bearing liabilities
Long-term debt (Including current portion)	32,795,058	—	25,706,416	6,972,698	32,679,114

	Yen in millions
	March 31, 2026
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	38,966,655	—	—	39,407,482	39,407,482
Interest-bearing liabilities
Long-term debt (Including current portion)	36,795,373	—	29,046,698	7,653,684	36,700,382

Of financial assets and liabilities that are measured on an amortized cost basis, those with carrying values that approximate fair value are excluded from the table above.